Investments - Investments Breakdown (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Disclosure of joint ventures [line items]
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	R$ 229,074	R$ 264,312
Goodwill	29,389	29,384
Other investments evaluated at fair value through other comprehensive income	743,848	901,181
Investments	1,002,311	1,194,877
Total Investments, including Goodwill and Financial Instruments	R$ 1,002,311	R$ 1,194,877